Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 65,901,123	$ 9,028,417	¥ 91,329,030
Time deposits and short-term investments	46,904,548	6,425,897	11,933,255
Prepayments and other current assets	5,176,546	709,184	4,247,318
Total current assets	126,309,782	17,304,369	114,525,584
Non-current assets:
Long-term investments	922,897	126,436	1,595,376
Property, plant and equipment, net	21,140,933	2,896,296	15,745,018
Total non-current assets	36,039,296	4,937,362	28,941,887
Total assets	162,349,078	22,241,731	143,467,471
Current liabilities:
Short-term borrowings	281,102	38,511	6,975,399
Amounts due to related parties	¥ 11,492	$ 1,574	¥ 10,607
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Accruals and other current liabilities	¥ 12,397,322	$ 1,698,426	¥ 11,214,626
Total current liabilities	69,215,896	9,482,538	72,742,709
Non-current liabilities:
Long-term borrowings	8,151,598	1,116,764	1,747,070
Total non-current liabilities	21,812,800	2,988,340	10,149,540
Total liabilities	91,028,696	12,470,878	82,892,249
SHAREHOLDERS' EQUITY
Treasury shares	(74)	(10)	(90)
Additional paid-in capital	60,126,623	8,237,314	57,479,857
Accumulated other comprehensive loss	(171,748)	(23,529)	(224,876)
Retained earnings	10,160,161	1,391,936	2,441,698
Total Li Auto Inc. shareholders' equity	70,874,884	9,709,820	60,142,624
Total liabilities and shareholders' equity	162,349,078	22,241,731	143,467,471
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	1,215	166	1,215
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	235	$ 32	235
Parent company | Reportable legal entity
Current assets:
Cash and cash equivalents	4,943,339		1,121,233	¥ 974,224	¥ 14,762,875
Time deposits and short-term investments	2,613,125		0
Amounts due from subsidiaries of the Group	¥ 49,408,573		¥ 54,475,676
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]	Affiliated Entity [Member]
Prepayments and other current assets	¥ 23,955		¥ 0
Total current assets	56,988,992		55,596,909
Non-current assets:
Investments in subsidiaries	20,111,191		11,452,246
Long-term investments	45,799		10,268
Property, plant and equipment, net	2		10
Total non-current assets	20,156,992		11,462,524
Total assets	77,145,984		67,059,433
Current liabilities:
Short-term borrowings			6,719,797
Amounts due to related parties	¥ 3,721		¥ 3,598
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]	Affiliated Entity [Member]
Accruals and other current liabilities	¥ 12,482		¥ 193,414
Total current liabilities	16,203		6,916,809
Non-current liabilities:
Long-term borrowings	6,254,897		0
Total non-current liabilities	6,254,897		0
Total liabilities	6,271,100		6,916,809
SHAREHOLDERS' EQUITY
Treasury shares	(74)		(90)
Additional paid-in capital	60,126,623		57,479,857
Accumulated other comprehensive loss	(171,748)		(224,876)
Retained earnings	10,918,633		2,886,283
Total Li Auto Inc. shareholders' equity	70,874,884		60,142,624
Total liabilities and shareholders' equity	77,145,984		67,059,433
Parent company | Reportable legal entity | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	1,215		1,215
Parent company | Reportable legal entity | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	¥ 235		¥ 235